REINSURANCE - SCHEDULE OF EFFECT OF REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Disclosures [Abstract]
Direct premiums	$ 38	$ 39	$ 46
Assumed	3	1	1
Reinsurance ceded	(37)	(39)	(46)
Premiums	4	1	1
Variable Life and Investment-type Product Policy Fee Income Ceded	73	73	48
Policyholders’ Benefits Ceded	$ 256	$ 261	$ 291